Impairment of non-current assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of non-current assets
Impairment loss	$ 867,428	$ (2,098,333)	$ (287,999)
Exploration and Production
Impairment of non-current assets
Impairment loss	(480,180)	(2,741,092)	(890,248)
Refining and Petrochemicals
Impairment of non-current assets
Impairment loss	1,265,753	1,482,444	1,096,021
Transportation and Logistics
Impairment of non-current assets
Impairment loss	127,206	(630,134)	(406,229)
Electric power transmission and toll roads concessions
Impairment of non-current assets
Impairment loss	(45,351)	(209,551)	(87,543)
Property, plant, and equipment | Financial statement segment
Impairment of non-current assets
Impairment loss	1,261,659	205,780	399,218
Natural and environmental resources | Financial statement segment
Impairment of non-current assets
Impairment loss	(332,968)	(2,153,532)	(623,074)
Investment in joint ventures and associates | Financial statement segment
Impairment of non-current assets
Impairment loss	15,374	(7,987)	(2,092)
Right-of-use assets | Financial statement segment
Impairment of non-current assets
Impairment loss	(26,953)	(26,063)	(10,785)
Other non-current assets | Financial statement segment
Impairment of non-current assets
Impairment loss	$ (49,684)	$ (116,531)	$ (51,266)